NOTES TO CASH FLOWS - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 11,755	£ 12,652	£ 11,627
Interest paid	7,245	8,292	6,496
Dividends received	0	0	£ 0
Santander UK Group Holdings plc
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	130	175
Interest paid	161	169
Dividends received	£ 175	£ 1,446